SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended				1 Months Ended	12 Months Ended		12 Months Ended		12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 28, 2013 Subsequent event Item	Dec. 31, 2012 Subsequent event	Mar. 31, 2013 Subsequent event	Dec. 31, 2012 Subsequent event Short-term bank borrowings	Feb. 28, 2013 Subsequent event Short-term bank borrowings	Dec. 31, 2012 Subsequent event Long term loans	Mar. 31, 2013 Subsequent event Trade financing	Feb. 28, 2013 Subsequent event Trade financing	Dec. 31, 2012 Wafer	Dec. 31, 2012 Modules
Basis of presentation
Selling price since December 31, 2010, before doubt about ability to continue as a going concern (in dollars per watt)													0.88	1.85
Selling price (in dollars per watt)													0.23	0.60
Operating loss	$ 179,030,862	$ (11,542,466)	$ (245,944,220)
Cash used in operations	94,731,286	22,058,296	(403,170,341)
Excess of current liabilities over current assets	568,449,902
Cash and cash equivalents	93,283,283	379,039,116	290,701,669	106,807,945
Short-term bank borrowings	596,556,547	479,058,697
Current portion of long-term debt	137,061,876
Reduction in polysilicon cost due to in-house polysilicon facilities production (in dollars per Kg)	18
Amount of renewal of borrowings								252,874,468
Additional borrowings						337,900,000				84,957,220
Unused lines of credit	499,802,081	692,646,778					528,185,222				427,838,848
Number of banks from which letters of commitment were received					3
Maximum capacity of letters of commitment	1,207,002,093	1,407,552,562			413,413,583				177,204,144			236,209,439
Short-term borrowings (including current portion of long term debt)	733,618,423	570,893,649
Amount of roll-over in short-term loans	105,937,260
Amount of roll-over in available credit	$ 7,865,039
Restricted cash
Maximum period that restricted cash is held by banks	1 year